Restatement of Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2024
Restatement of Quarterly Financial Information (Unaudited)
Restatement of Quarterly Financial Information

Note 16 – Restatement of Quarterly Financial Information (Unaudited)

As described in Note 2—Restatement of Previously Issued Financial Statements, for the period ended December 31, 2024, management identified an error in the previously reported financial statements related to the recognition of revenue during the year ended December 31, 2022. The Company entered into a license agreement for which it should have recognized the entire proceeds receivable pursuant to the agreement as revenue during the year ended December 31, 2022. The Company should also have recognized the financing component of the licensing agreement during the fiscal years ended December 31, 2023 and 2024. As a result, the consolidated financial statements reflect the recognition of this additional revenue during the year ended December 31, 2022, removes the revenue recognized and records the financing component of the arrangement during annual and interim periods in the fiscal year ending December 31, 2023 and the interim periods in the fiscal year ending December 31, 2024. The following tables present the effect of the restatement on the Company’s previously reported:

●	unaudited condensed consolidated balance sheets as of March 31, 2023, June 30, 2023, and September 30, 2023;

●	unaudited condensed consolidated balance sheets as of March 31, 2024, June 30, 2024, and September 30, 2024;

●	unaudited condensed consolidated statements of operations for the three months ended March 31, 2023, the three months and six months ended June 30, 2023, and the three months and nine months ended September 30, 2023;

●	unaudited condensed consolidated statements of operations for the three months ended March 31, 2024, the three months and six months ended June 30, 2024, and the three months and nine months ended September 30, 2024;

●	unaudited condensed consolidated statements of cash flows for the three months ended March 31, 2023, the six months ended June 30, 2023, and the nine months ended September 30, 2023; and

●	unaudited condensed consolidated statements of cash flows for the three months ended March 31, 2024, the six months ended June 30, 2024, and the nine months ended September 30, 2024.

The values as previously reported were derived from the previously filed Quarterly Reports on Form 10-Q for the periods ended March 31, 2023, June 30, 2023, September 30, 2023, March 31, 2024, June 30, 2024, and September 30, 2024. These restatements do not result in a reclassification between cash flows from operating activities, cash flows from investing activities, or cash flows from financing activities in the unaudited condensed consolidated statements of cash flows for the periods presented. The restatements only impact net loss in the unaudited condensed consolidated statements of changes in stockholders’ equity (deficit) in the periods presented.

The following table presents the impact of the financial statement adjustments on the Company’s previous reported consolidated Balance Sheet as of March 31, 2023:

CONSOLIDATED BALANCE SHEETS

	MARCH 31, 2023
	As
	previously
	reported	Adjustment	As restated
ASSETS AND STOCKHOLDERS’ EQUITY (DEFICIT)

Accounts receivable	$696,933	$788,408	$1,485,341
Total current assets	4,313,535	788,408	5,101,943
Total assets	8,051,939	788,408	8,840,347

Stockholders’ equity (deficit)
Accumulated deficit	(70,145,373)	788,408	(69,356,965)

Total stockholders’ equity (deficit)	(8,504,314)	788,408	(7,715,906)

Total liabilities and stockholders’ equity (deficit)	$8,051,939	$788,408	$8,840,347

The following table presents the impact of the financial statement adjustments on the Company’s previously reported Consolidated Statement of Operations for the three months ended March 31, 2023:

CONSOLIDATED STATEMENT OF OPERATIONS

	FOR THE THREE MONTHS ENDED
	MARCH 31, 2023
	As
	previously
	reported	Adjustment	As restated
Revenue	$3,012,749	$(315,000)	$2,697,749
Interest income	—	24,458	24,458
Total costs and expenses	4,439,945	(24,458)	4,415,487

Loss before provision for income taxes	(1,427,196)	(290,542)	(1,717,738)

Net loss	$(1,446,984)	$(290,542)	$(1,737,526)

Net loss per common share - basic and diluted:	$(0.08)	$(0.01)	$(0.09)

The following table presents the impact of the financial statement adjustments on the Company’s previously reported Consolidated Statement of Cash Flows for the three months ended March 31, 2023:

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS

	FOR THE THREE MONTHS ENDED
	MARCH 31, 2023
	As
	previously
	reported	Adjustment	As restated
Cash flows from operating activities
Net income (loss)	$(1,446,984)	$(290,542)	$(1,737,526)

Adjustments to reconcile net loss to net cash
Non-cash interest income	—	(24,458)	(24,458)
Changes in operating assets and liabilities
Accounts receivable	2,080,674	315,000	2,395,674
Net cash provided by operating activities	$777,564	$—	$777,564

The following table presents the impact of the financial statement adjustments on the Company’s previous reported consolidated Balance Sheet as of June 30, 2023:

CONSOLIDATED BALANCE SHEETS

	JUNE 30, 2023
	As
	previously
	reported	Adjustment	As restated
ASSETS AND STOCKHOLDERS’ EQUITY (DEFICIT)

Accounts receivable	$2,043,328	$806,281	$2,849,609
Total current assets	4,968,663	806,281	5,774,944
Total assets	8,645,146	806,281	9,451,427

Stockholders’ equity (deficit)
Accumulated deficit	(70,909,843)	806,281	(70,103,562)

Total stockholders’ equity (deficit)	(9,131,190)	806,281	(8,324,909)

Total liabilities and stockholders’ equity (deficit)	$8,645,146	$806,281	$9,451,427

The following table presents the impact of the financial statement adjustments on the Company’s previously reported Consolidated Statement of Operations for the three and six months ended June 30, 2023:

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS

	FOR THE THREE MONTHS			FOR THE SIX MONTHS
	ENDED JUNE 30, 2023			ENDED JUNE 30, 2023
	As			As
	previously			previously
	reported	Adjustment	As restated	reported	Adjustment	As restated
Revenues	$4,111,721	$—	$4,111,721	$7,124,469	$(315,000)	$6,809,469
Interest income	—	17,873	17,873	—	42,331	42,331
Total costs and expenses	4,875,876	(17,873)	4,858,003	9,315,819	(42,331)	9,273,488

Net loss before provision for income taxes	(764,155)	17,873	(746,282)	(2,191,350)	(272,669)	(2,464,019)

Net loss	$(764,470)	$17,873	$(746,597)	$(2,211,454)	$(272,669)	$(2,484,123)
Net loss per common share - basic and diluted:	$(0.04)	$—	$(0.04)	$(0.12)	$(0.01)	$(0.13)

The following table presents the impact of the financial statement adjustments on the Company’s previously reported Consolidated Statement of Cash Flows for the six months ended June 30, 2023:

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS

	FOR THE SIX MONTHS ENDED
	JUNE 30, 2023
	As
	previously
	reported	Adjustment	As restated
Cash flows from operating activities
Net income (loss)	$(2,211,454)	$(272,669)	$(2,484,123)

Adjustments to reconcile net loss to net cash
Non-cash interest income	—	(42,331)	(42,331)
Changes in operating assets and liabilities
Accounts receivable	734,279	315,000	1,049,279
Net cash provided by operating activities	$232,492	$—	$232,492

The following table presents the impact of the financial statement adjustments on the Company’s previous reported consolidated Balance Sheet as of September 30, 2023:

CONSOLIDATED BALANCE SHEETS

	SEPTEMBER 30, 2023
	As
	previously
	reported	Adjustment	As restated
ASSETS AND STOCKHOLDERS’ EQUITY (DEFICIT)

Accounts receivable	$2,549,022	$824,559	$3,373,581
Total current assets	6,074,162	824,559	6,898,721
Total assets	9,681,503	824,559	10,506,062

Stockholders’ equity (deficit)
Accumulated deficit	(71,737,345)	824,559	(70,912,786)

Total stockholders’ equity (deficit)	(9,856,227)	824,559	(9,031,668)

Total liabilities and stockholders’ equity (deficit)	$9,681,503	$824,559	$10,506,062

The following table presents the impact of the financial statement adjustments on the Company’s previously reported Consolidated Statement of Operations for the three and nine months ended September 30, 2023:

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS

	FOR THE THREE MONTHS			FOR THE NINE MONTHS
	ENDED SEPTEMBER 30, 2023			ENDED SEPTEMBER 30, 2023
	As			As
	previously			previously
	reported	Adjustment	As restated	reported	Adjustment	As restated
Revenues	$6,747,256	$—	$6,747,256	$13,871,725	$(315,000)	$13,556,725
Interest income	—	18,278	18,278	—	60,609	60,609
Total costs and expenses	7,574,758	(18,278)	7,556,480	16,910,681	(60,609)	16,850,072

Net loss before provision for income taxes	(827,502)	18,278	(809,224)	(3,038,956)	(254,391)	(3,293,347)

Net loss	$(827,502)	$18,278	$(809,224)	$(3,038,956)	$(254,391)	$(3,293,347)
Net loss per common share - basic and diluted:	$(0.04)	$—	$(0.04)	$(0.16)	$(0.01)	$(0.17)

The following table presents the impact of the financial statement adjustments on the Company’s previously reported Consolidated Statement of Cash Flows for the nine months ended September 30, 2023:

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS

	FOR THE NINE MONTHS ENDED
	SEPTEMBER 30, 2023
	As
	previously
	reported	Adjustment	As restated
Cash flows from operating activities
Net income (loss)	$(3,038,956)	$(254,391)	$(3,293,347)

Adjustments to reconcile net loss to net cash
Non-cash interest income	—	(60,609)	(60,609)
Changes in operating assets and liabilities
Accounts receivable	228,585	315,000	543,585
Net cash provided by operating activities	$786,144	$—	$786,144

The following table presents the impact of the financial statement adjustments on the Company’s previous reported consolidated Balance Sheet as of March 31, 2024:

CONSOLIDATED BALANCE SHEETS

	MARCH 31, 2024
	As
	previously
	reported	Adjustment	As restated
ASSETS AND STOCKHOLDERS’ EQUITY (DEFICIT)

Accounts receivable	$1,667,856	$547,367	$2,215,223
Total current assets	13,670,201	547,367	14,217,568
Total assets	17,083,765	547,367	17,631,132

Stockholders’ equity (deficit)
Accumulated deficit	(65,353,367)	547,367	(64,806,000)

Total stockholders’ equity (deficit)	8,255,523	547,367	8,802,890

Total liabilities and stockholders’ equity (deficit)	$17,083,765	$547,367	$17,631,132

The following table presents the impact of the financial statement adjustments on the Company’s previously reported Consolidated Statement of Operations for the three months ended March 31, 2024:

CONSOLIDATED STATEMENT OF OPERATIONS

	FOR THE THREE MONTHS ENDED
	MARCH 31, 2024
	As
	previously
	reported	Adjustment	As restated
Revenue	$3,556,766	$(315,000)	$3,241,766
Gross profit	1,443,284	(315,000)	1,128,284
Operating loss	(2,083,492)	(315,000)	(2,398,492)
Other income	35,516	19,116	54,632
Total other income (expense)	(475,499)	19,116	(456,383)

Loss before provision for income taxes	(2,558,991)	(295,884)	(2,854,875)

Net loss	$(2,558,991)	$(295,884)	(2,854,875)

Net loss per common share - basic and diluted:	$(0.14)	$(0.01)	$(0.15)

The following table presents the impact of the financial statement adjustments on the Company’s previously reported Consolidated Statement of Cash Flows for the three months ended March 31, 2024:

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS

	FOR THE THREE MONTHS ENDED
	MARCH 31, 2024
	As
	previously
	reported	Adjustment	As restated
Cash flows from operating activities
Net income (loss)	$(2,558,991)	$(295,884)	$(2,854,875)

Adjustments to reconcile net loss to net cash
Non-cash interest income	—	(19,116)	(19,116)
Changes in operating assets and liabilities
Accounts receivable	565,355	315,000	880,355
Net cash provided by operating activities	$(439,220)	$—	$(439,220)

The following table presents the impact of the financial statement adjustments on the Company’s previous reported consolidated Balance Sheet as of June 30, 2024:

CONSOLIDATED BALANCE SHEETS

	JUNE 30, 2024
	As
	previously
	reported	Adjustment	As restated
ASSETS AND STOCKHOLDERS’ EQUITY (DEFICIT)

Accounts receivable	$1,784,437	$559,775	$2,344,212
Total current assets	11,327,736	559,775	11,887,511
Total assets	14,749,740	559,775	15,309,515

Stockholders’ equity (deficit)
Accumulated deficit	(71,512,689)	559,775	(70,952,914)

Total stockholders’ equity (deficit)	2,232,979	559,775	2,792,754

Total liabilities and stockholders’ equity (deficit)	$14,749,740	$559,775	$15,309,515

The following table presents the impact of the financial statement adjustments on the Company’s previously reported Consolidated Statement of Operations for the three and six months ended June 30, 2024:

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS

	FOR THE THREE MONTHS			FOR THE SIX MONTHS
	ENDED JUNE 30, 2024			ENDED JUNE 30, 2024
	As			As
	previously			previously
	reported	Adjustment	As restated	reported	Adjustment	As restated
Revenues	$3,361,433	$—	$3,361,433	$6,918,199	$(315,000)	$6,603,199
Gross profit	1,060,600	—	1,060,600	2,503,884	(315,000)	2,188,884
Operating loss	(3,573,510)	—	(3,573,510)	(5,657,002)	(315,000)	(5,972,002)
Interest income	109,787	12,408	122,195	145,303	31,524	176,827
Total other income (expense)	(2,585,466)	12,408	(2,573,058)	(3,060,965)	31,524	(3,029,441)

Net loss before provision for income taxes	(6,158,976)	12,408	(6,146,568)	(8,717,967)	(283,476)	(9,001,443)

Net loss	$(6,159,322)	$12,408	$(6,146,914)	$(8,718,313)	$(283,476)	$(9,001,789)
Net loss per common share - basic and diluted:	$(0.33)	$—	$(0.33)	$(0.46)	$(0.02)	$(0.48)

The following table presents the impact of the financial statement adjustments on the Company’s previously reported Consolidated Statement of Cash Flows for the six months ended June 30, 2024:

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS

	FOR THE SIX MONTHS ENDED
	JUNE 30, 2024
	As
	previously
	reported	Adjustment	As restated
Cash flows from operating activities
Net income (loss)	$(8,718,313)	$(283,476)	$(9,001,789)

Adjustments to reconcile net loss to net cash
Non-cash interest income	—	(31,524)	(31,524)
Changes in operating assets and liabilities
Accounts receivable	448,774	315,000	763,774
Net cash provided by operating activities	$(3,122,619)	$—	$(3,122,619)

The following table presents the impact of the financial statement adjustments on the Company’s previous reported consolidated Balance Sheet as of September 30, 2024:

CONSOLIDATED BALANCE SHEETS

	SEPTEMBER 30, 2024
	As
	previously
	reported	Adjustment	As restated
ASSETS AND STOCKHOLDERS’ EQUITY (DEFICIT)

Accounts receivable	$1,930,396	$572,465	$2,502,861
Total current assets	7,590,707	572,465	8,163,172
Total assets	11,654,860	572,465	12,227,325

Stockholders’ equity (deficit)
Accumulated deficit	(71,982,925)	572,465	(71,410,460)

Total stockholders’ equity (deficit)	1,913,874	572,465	2,486,339

Total liabilities and stockholders’ equity (deficit)	$11,654,860	$572,465	$12,227,325

The following table presents the impact of the financial statement adjustments on the Company’s previously reported Consolidated Statement of Operations for the three and nine months ended September 30, 2024:

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS

	FOR THE THREE MONTHS			FOR THE NINE MONTHS
	ENDED SEPTEMBER 30, 2024			ENDED SEPTEMBER 30, 2024
	As			As
	previously			previously
	reported	Adjustment	As restated	reported	Adjustment	As restated
Revenues	$5,236,990	$—	$5,236,990	$12,155,189	$(315,000)	$11,840,189
Gross profit	1,594,919	—	1,594,919	4,098,803	(315,000)	3,783,803
Operating loss	(1,107,431)	—	(1,107,431)	(6,764,433)	(315,000)	(7,079,433)
Interest income	67,966	12,690	80,656	213,269	44,214	257,483
Total other income (expense)	342,992	12,690	355,682	(2,717,973)	44,214	(2,673,759)

Net loss before provision for income taxes	(764,439)	12,690	(751,749)	(9,482,406)	(270,786)	(9,753,192)

Net loss	$(470,236)	$12,690	$(457,546)	$(9,188,549)	$(270,786)	$(9,459,335)
Net loss per common share - basic and diluted:	$(0.02)	$—	$(0.02)	$(0.48)	$(0.02)	$(0.50)

The following table presents the impact of the financial statement adjustments on the Company’s previously reported Consolidated Statement of Cash Flows for the nine months ended September 30, 2024:

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS

	FOR THE NINE MONTHS ENDED
	SEPTEMBER 30, 2024
	As
	previously
	reported	Adjustment	As restated
Cash flows from operating activities
Net income (loss)	$(9,188,549)	$(270,786)	$(9,459,335)

Adjustments to reconcile net loss to net cash
Non-cash interest income	—	(44,214)	(44,214)
Changes in operating assets and liabilities
Accounts receivable	302,815	315,000	617,815
Net cash provided by operating activities	$(3,274,785)	$—	$(3,274,785)